SIGNIFICANT ACCOUNTING POLICIES (Schedule of effects corrections of consolidated statements of comprehensive loss ) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 1,269,657	$ 984,367	$ 757,667
Cost of Revenues	488,579	313,019	194,820
Gross profit	781,078	671,348	562,847
Operating loss	(325,534)	(199,055)	(81,584)
Loss before taxes on income	(53,007)	(151,878)	(85,150)
Net loss	$ (117,209)	$ (166,867)	$ (87,748)
Basic and diluted net loss per ordinary share	$ (2.06)	$ (3.07)	$ (1.74)
As Previously Reported [Member]
Revenues		$ 988,760	$ 761,088
Cost of Revenues		315,699	196,907
Gross profit		673,061	564,181
Operating loss		(197,342)	(80,250)
Loss before taxes on income		(150,165)	(83,816)
Net loss		$ (165,154)	$ (86,414)
Basic and diluted net loss per ordinary share		$ (3.03)	$ (1.71)
Adjustment [Member]
Revenues		$ (4,393)	$ (3,421)
Cost of Revenues		(2,680)	(2,087)
Gross profit		(1,713)	(1,334)
Operating loss		(1,713)	(1,334)
Loss before taxes on income		(1,713)	(1,334)
Net loss		$ (1,713)	$ (1,334)
Basic and diluted net loss per ordinary share		$ (0.04)	$ (0.03)